UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Tax Exempt Cash Management
October 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Municipal Investments - 101.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 7.1%
Chatom Industrial Development Board,
Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative
Projects) (LOC; National Rural Utilities
Cooperative Finance Corporation)	0.81	11/7/16	15,000,000	[a]	15,000,000
Mobile County Industrial Development
Authority,
Gulf Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.72	11/7/16	26,000,000	[a]	26,000,000
Tuscaloosa County Industrial Development
Authority,
Gulf Opportunity Zone Revenue (Hunt
Refining Project) (LOC; JPMorgan Chase
Bank)	0.63	11/7/16	6,000,000	[a,b]	6,000,000
					47,000,000
Alaska - .9%
Alaska Housing Finance Corporation,
Home Mortgage Revenue (Liquidity
Facility; Bank of Tokyo-Mitsubishi UFJ,
Ltd.)	0.60	11/7/16	6,105,000	[a]	6,105,000
Arizona - 3.3%
Arizona Health Facilities Authority,
Revenue, Refunding (Phoenix
Children's Hospital) (P-FLOATS Series
MT-836) (Liquidity Facility; Bank of
America and LOC; Bank of America)	0.85	11/7/16	10,495,000	[a,b,c]	10,495,000
Yavapai County Industrial Development
Authority,
Revenue (Skanon Investments, Inc. -
Drake Cement Project) (LOC; Citibank
NA)	0.68	11/7/16	11,500,000	[a]	11,500,000
					21,995,000
California - 1.9%
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	0.58	11/7/16	13,000,000	[a]	13,000,000
Colorado - 10.5%
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (The Nature
Conservancy Project)	0.63	11/7/16	20,000,000	[a]	20,000,000
Sheridan Redevelopment Agency,
Tax Increment Revenue, Refunding
(South Santa Fe Drive Corridor
Redevelopment Project) (LOC;
JPMorgan Chase Bank)	0.68	11/7/16	13,835,000	[a]	13,835,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - 101.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 10.5% (continued)
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation,
Revenue	0.66	11/7/16	36,000,000	[a,b]	36,000,000
					69,835,000
Delaware - 2.3%
Delaware Health Facilities Authority,
Revenue (Christiana Care Health
Services)	0.54	11/1/16	15,030,000	[a]	15,030,000
Florida - 1.7%
Gainesville,
Utilities System Revenue (Liquidity
Facility; Bank of America)	0.64	11/7/16	11,485,000	[a]	11,485,000
Georgia - 4.9%
Athens-Clarke County Unified Government
Development Authority,
Revenue (University of Georgia Athletic
Association Project) (LOC; Wells Fargo
Bank)	0.48	11/1/16	10,000,000	[a]	10,000,000
Paulding County Hospital Authority,
RAC (Wellstar Health System) (LOC;
Northern Trust Company)	0.64	11/7/16	6,875,000	[a]	6,875,000
Private Colleges and Universities
Authority,
Revenue (Emory University)	0.62	11/7/16	16,000,000	[a]	16,000,000
					32,875,000
Illinois - 13.6%
DuPage County,
Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	0.65	11/7/16	26,000,000	[a]	26,000,000
Galesburg,
Revenue (Knox College Project) (LOC;
PNC Bank NA)	0.66	11/7/16	4,700,000	[a]	4,700,000
Illinois Educational Facilities Authority,
Revenue (ACI/Cultural Pooled
Financing Program) (LOC; JPMorgan
Chase Bank)	0.64	11/7/16	3,900,000	[a]	3,900,000
Illinois Finance Authority,
Revenue (NorthWestern Memorial
Hospital) (Liquidity Facility; TD Bank)	0.58	11/7/16	13,040,000	[a]	13,040,000
Illinois Finance Authority,
Revenue (Steppenwolf Theatre
Company Project) (LOC; Northern Trust
Company)	0.65	11/7/16	10,350,000	[a]	10,350,000
Illinois Finance Authority,
Revenue (The University of Chicago
Medical Center) (LOC; Bank of America)	0.50	11/1/16	17,300,000	[a]	17,300,000
Illinois Finance Authority,
Revenue (The University of Chicago
Medical Center) (LOC; Sumitomo Mitsui
Banking Corp.)	0.60	11/7/16	5,000,000	[a]	5,000,000

Short-Term Municipal Investments - 101.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 13.6% (continued)
Tender Option Bond Trust Receipts (Series
2015-XM0078),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue) (Liquidity
Facility; Royal Bank of Canada)	0.68	11/7/16	10,365,000	[a,b,c]	10,365,000
					90,655,000
Indiana - 2.0%
Indiana Finance Authority,
Lease Appropriation Revenue (Stadium
Project) (Liquidity Facility; JPMorgan
Chase Bank)	0.59	11/1/16	13,090,000	[a]	13,090,000
Kentucky - .9%
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.) (LOC; PNC Bank NA)	0.59	11/7/16	6,300,000	[a]	6,300,000
Louisiana - 4.3%
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.50	11/1/16	10,200,000	[a]	10,200,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.52	11/1/16	10,300,000	[a]	10,300,000
Port of New Orleans Board of
Commissioners,
Subordinate Lien Revenue, Refunding
(LOC; FHLB)	0.65	11/7/16	8,195,000	[a]	8,195,000
					28,695,000
Maryland - .4%
Maryland Economic Development
Corporation,
EDR (Blind Industries and Services of
Maryland Project) (LOC; Bank of
America)	0.78	11/7/16	3,000,000	[a]	3,000,000
Massachusetts - .4%
Massachusetts Health and Educational
Facilities Authority,
Revenue (The Henry Heywood
Memorial Hospital Issue) (LOC; TD
Bank)	0.52	11/1/16	2,385,000	[a]	2,385,000
Michigan - 1.6%
Michigan Strategic Fund,
LOR (Air Products and Chemicals, Inc.
Project)	0.52	11/1/16	10,930,000	[a]	10,930,000
Minnesota - .8%
Cohasset,
Revenue, Refunding (Minnesota Power
and Light Company Project) (LOC;
JPMorgan Chase Bank)	0.69	11/7/16	5,100,000	[a]	5,100,000
Mississippi - .2%
Mississippi Business Finance Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	0.50	11/1/16	1,500,000	[a]	1,500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - 101.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 2.0%
Saint Charles County Public Water Supply
District Number 2,
COP (Project Lease Agreement) (LOC;
Bank of America)	0.65	11/7/16	13,000,000	[a]	13,000,000
Nebraska - .5%
Tender Option Bond Trust Receipts (Series
2015-XF2206),
(University of Nebraska Board of
Regents, Revenue (University of
Nebraska-Lincoln Student Fees and
Facilities)) (Liquidity Facility; Citibank
NA)	0.69	11/7/16	3,100,000	[a,b,c]	3,100,000
New York - 12.2%
Amherst Industrial Development Agency,
Civic Facility Revenue (Daemen College
Project) (LOC; M&T Trust)	0.68	11/7/16	2,600,000	[a]	2,600,000
Dutchess County Industrial Development
Agency,
Civic Facility Revenue (Anderson
Foundation for Autism, Inc. Project)
(LOC; M&T Trust)	0.68	11/7/16	9,385,000	[a]	9,385,000
Dutchess County Industrial Development
Agency,
Civic Facility Revenue (Arbor Ridge at
Brookmeade Project) (LOC; M&T Trust)	0.68	11/7/16	8,180,000	[a]	8,180,000
Metropolitan Transportation Authority,
Transportation Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.55	11/1/16	3,705,000	[a]	3,705,000
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	0.54	11/1/16	11,000,000	[a]	11,000,000
New York City Industrial Development
Agency,
Civic Facility Revenue (Sephardic
Community Youth Center, Inc. Project)
(LOC; M&T Trust)	0.68	11/7/16	3,605,000	[a]	3,605,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.54	11/1/16	9,000,000	[a]	9,000,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (Liquidity Facility; Mizuho
Bank, Ltd.)	0.54	11/1/16	18,000,000	[a]	18,000,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	0.56	11/1/16	8,000,000	[a]	8,000,000
Tompkins County Industrial Development
Agency,
Civic Facility Revenue (Community
Development Properties Ithaca, Inc.
Project) (LOC; M&T Trust)	0.73	11/7/16	7,880,000	[a]	7,880,000
					81,355,000

Short-Term Municipal Investments - 101.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina - 6.3%
Charlotte-Mecklenburg Hospital Authority,
Health Care Revenue (Carolinas
HealthCare System) (LOC; Wells Fargo
Bank)	0.48	11/1/16	4,090,000	[a]	4,090,000
Guilford County,
GO Notes (Liquidity Facility; Branch
Banking and Trust Co.)	0.62	11/7/16	35,000,000	[a]	35,000,000
North Carolina,
LOR, Refunding (Citigroup ROCS, Series
2015-XF2113) (Liquidity Facility;
Citibank NA)	0.67	11/7/16	2,800,000	[a,b,c]	2,800,000
					41,890,000
Ohio - .3%
Ohio State University,
General Receipts Bonds	5.00	12/1/16	1,800,000		1,806,696
Pennsylvania - 2.9%
East Hempfield Township Industrial
Development Authority,
Revenue (The Mennonite Home
Project) (LOC; M&T Trust)	0.68	11/7/16	8,345,000	[a]	8,345,000
Jackson Township Industrial Development
Authority,
Revenue (StoneRidge Retirement Living
Project) (LOC; PNC Bank NA)	0.65	11/7/16	4,350,000	[a]	4,350,000
Luzerne County Convention Center
Authority,
Hotel Room Rent Tax Revenue (LOC;
PNC Bank NA)	0.65	11/7/16	6,550,000	[a]	6,550,000
					19,245,000
South Carolina - 1.5%
Columbia,
Waterworks and Sewer System
Revenue (LOC; Sumitomo Mitsui
Banking Corp.)	0.64	11/7/16	10,000,000	[a]	10,000,000
Tennessee - 5.4%
Blount County Public Building Authority,
Local Government Public Improvement
Revenue (LOC; Branch Banking and
Trust Co.)	0.62	11/7/16	7,450,000	[a]	7,450,000
Sevier County Public Building Authority,
Local Government Public Improvement
Revenue (LOC; Bank of America)	0.66	11/7/16	24,000,000	[a]	24,000,000
Shelby County Health Educational and
Housing Facility Board,
Educational Facilities Revenue (Rhodes
College) (LOC; Wells Fargo Bank)	0.68	11/7/16	4,500,000	[a]	4,500,000
					35,950,000
Texas - 8.6%
Atascosa County Industrial Development
Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	0.68	11/7/16	18,000,000	[a]	18,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - 101.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 8.6% (continued)
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The Methodist
Hospital System)	0.54	11/1/16	11,040,000	[a]	11,040,000
Houston,
Utility System Revenue, CP (LOC; Bank
of America)	0.79	11/29/16	18,000,000		18,000,720
Tender Option Bond Trust Receipts (Series
2016-XM0187),
(Texas Municipal Gas Acquisition and
Supply Corporation III, Gas Supply
Revenue) (Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan Chase
Bank)	0.69	11/7/16	10,330,000[a,b,c]		10,330,000
					57,370,720
Utah - 1.0%
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility;
FNMA and LOC; FNMA)	0.69	11/7/16	6,400,000	[a]	6,400,000
Washington - 2.0%
Washington Housing Finance Commission,
MFHR (Reserve at Renton Apartments
Project) (LOC; FHLB)	0.60	11/7/16	8,000,000	[a]	8,000,000
Washington Housing Finance Commission,
Revenue (Reserve at SeaTac
Apartments Project) (LOC; FHLB)	0.60	11/7/16	5,500,000	[a]	5,500,000
					13,500,000
Wisconsin - 2.2%
Milwaukee Redevelopment Authority,
Redevelopment LR (University of
Wisconsin-Milwaukee Kenilworth
Project) (LOC; U.S. Bank NA)	0.67	11/7/16	4,875,000	[a]	4,875,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.68	11/7/16	10,105,000	[a]	10,105,000
					14,980,000

Total Investments (cost $677,576,321)			101.7%		677,577,416
Liabilities, Less Cash and Receivables			(1.7%)		(11,041,380)
Net Assets			100.0%		666,536,036

a Variable rate demand note—rate shown is the interest rate in effect at October 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities were valued at $79,090,000 or 11.87% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Tax Exempt Cash Management
October 31, 2016 (Unaudited)

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Short-Term Municipal
Investments†	–	677,577,416	–	677,577,416

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At October 31, 2016, accumulated net unrealized appreciation on investments was $1,095, consisting of gross unrealized appreciation.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
October 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 100.1%	Rate (%)	Date	Amount ($)		Value ($)
California - 100.1%
California,
GO Notes (LOC; Bank of Montreal)	0.50	11/1/16	700,000	[a]	700,000
California Enterprise Development
Authority,
IDR (Pocino Foods Company Project)
(LOC; FHLB)	0.73	11/7/16	600,000	[a]	600,000
California Enterprise Development
Authority,
IDR (Tri Tool Inc. Project) (LOC;
Comerica Bank)	0.78	11/7/16	600,000	[a]	600,000
California Enterprise Development
Authority,
Recovery Zone Facility Revenue
(Regional Properties, Inc. Project) (LOC;
FHLB)	0.73	11/7/16	600,000	[a,b]	600,000
California Infrastructure and Economic
Development Bank,
Revenue (Society for the Blind Project)
(LOC; U.S. Bank NA)	0.73	11/7/16	600,000	[a]	600,000
California Infrastructure and Economic
Development Bank,
Revenue, Refunding (Pacific Gas and
Electric Company) (LOC; The Bank of
Tokyo-Mitsubishi UFJ, Ltd.)	0.54	11/1/16	100,000	[a]	100,000
California Infrastructure and Economic
Development Bank,
Revenue, Refunding (Pacific Gas and
Electric Company) (LOC; Union Bank
NA)	0.54	11/1/16	700,000	[a]	700,000
California Municipal Finance Authority,
Recovery Zone Facility Revenue
(Chevron U.S.A. Inc. Project)	0.46	11/1/16	700,000	[a]	700,000
California Municipal Finance Authority,
Revenue (Westmount College) (LOC;
Comerica Bank)	0.73	11/7/16	500,000	[a]	500,000
California Pollution Control Financing
Authority,
EIR (Air Products and Chemicals,
Inc./Wilmington Facility)	0.50	11/1/16	650,000	[a]	650,000
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and Electric
Company) (LOC; Mizuho Bank, Ltd.)	0.56	11/1/16	1,300,000	[a]	1,300,000
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and Electric
Company) (LOC; TD Bank)	0.56	11/1/16	2,000,000	[a]	2,000,000
California Pollution Control Financing
Authority,
SWDR (Big Bear Disposal, Inc. Project)
(LOC; Union Bank NA)	0.77	11/7/16	500,000	[a]	500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.1%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 100.1% (continued)
California Pollution Control Financing
Authority,
SWDR (Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica Bank)	0.80	11/7/16	500,000	[a]	500,000
California Statewide Communities
Development Authority,
MFHR (Pine View Apartments) (LOC;
Citibank NA)	0.72	11/7/16	600,000	[a]	600,000
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	0.58	11/7/16	600,000	[a]	600,000
Irvine Assessment District Number 97-17,
Limited Obligation Improvement Bonds
(LOC; State Street Bank and Trust Co.)	0.50	11/1/16	500,000	[a]	500,000
Irvine Unified School District Community
Facilities District Number 09-1,
Special Tax Revenue (LOC; U.S. Bank
NA)	0.46	11/1/16	500,000	[a]	500,000
Los Angeles Department of Water and
Power,
Power System Revenue (Liquidity
Facility; Citibank NA)	0.49	11/1/16	700,000	[a]	700,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation Revenue,
Refunding (Amended Merged Project
Area) (LOC; State Street Bank and Trust
Co.)	0.50	11/1/16	600,000	[a]	600,000
Metropolitan Water District of Southern
California,
Special Water Revenue, Refunding
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	0.50	11/1/16	600,000	[a]	600,000
Northern California Power Agency,
Revenue, Refunding (Hyrdoelectric
Project Number One) (LOC; Bank of
Montreal)	0.52	11/7/16	635,000	[a]	635,000
Sacramento County Housing Authority,
MFHR, Refunding (Stonebridge
Apartments) (LOC; FNMA)	0.73	11/7/16	600,000	[a]	600,000
Tahoe Forest Hospital District,
Revenue (LOC; U.S. Bank NA)	0.50	11/1/16	400,000	[a]	400,000
Vacaville,
MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and LOC;
FNMA)	0.75	11/7/16	600,000	[a]	600,000
Total Investments (cost $16,385,000)			100.1%		16,385,000
Liabilities, Less Cash and Receivables			(0.1%)		(8,782)
Net Assets			100.0%		16,376,218

a Variable rate demand note—rate shown is the interest rate in effect at October 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, this security amounted to
$600,000 or 3.66% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
October 31, 2016 (Unaudited)

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	16,385,000
Level 3 - Significant Unobservable Inputs	-
Total	16,385,000

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 13, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 13, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)